Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments Explanatory [Abstract]
Schedule of investments
($000s)	January 1, 2022	Fair value through other comprehensive income (loss)	Loss of associate	Impairment		Additions		December 31, 2022
Current assets:
Investments in marketable securities	3,367	329	-	-		-		3,696

Non-current assets:
Investment in associate	2,429	-	(206)	(873	)(a)	39	(b)	1,389

($000s)	January 1, 2021	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions		December 31, 2021
Current assets:
Investments in marketable securities	3,826	(459)	-	-	-		3,367

Non-current assets:
Investment in associate	2,611	-	(221)		39	(c)	2,429

(a)	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During the second quarter of 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the closing share price on June 30, 2022, had declined significantly and recorded an impairment of $0.9 million (December 31, 2021- nil) in the consolidated statements of operations and comprehensive income (loss).

(b)	In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022. Subsequent to December 31, 2022, the Company received 43,928 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2022 and December 31, 2022. The accrued interest is classified as receivable from a related party as of December 31, 2022.

(c)	During the year ended December 31, 2021, the Company received 30,086 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2020 and June 30, 2021. Refer to note 7 for details on convertible notes receivable.